Expense Example - FidelityFundamentalETFs-ComboPro - FidelityFundamentalETFs-ComboPro - Fidelity Fundamental Emerging Markets ETF - Fidelity Fundamental Emerging Markets ETF	Nov. 14, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	$ 192